Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Other non-current assets
Schedule of other non-current assets
	December 31,
	2020	2019	2018
	(Euro, in thousands)
Non-current restricted cash	€1,482	€1,418	€1,276
Financial assets held at fair value through profit or loss	8,951	11,275	6,000
Other non-current assets	910	1,399	643
Total other non-current assets	€11,343	€14,091	€7,919

Schedule of financial assets held at fair value through profit or loss
	December 31,
	2020	2019	2018
	(Euro, in thousands)
Costs at January 1,	€4,736	€4,818	€2,373
Acquisitions of the year	1,994	—	4,736
Disposals of the year	(2,820)	(82)	(2,291)
Costs at December 31,	3,910	4,736	4,818
Fair value adjustment at January 1,	6,539	1,182	(619)
Cancellation of fair value adjustment following disposal	(3,894)	2	598
Fair value adjustment of the year	2,397	5,355	1,203
Fair value adjustment at December 31,	5,042	6,539	1,182
Net book value at December 31,	€8,951	€11,275	€6,000